Other long-term liabilities - Convertible Debentures (Details)		12 Months Ended
	Mar. 01, 2016 CAD ($) shares $ / instrument	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Debt conversion, shares issued (in shares) | shares		56,926	108,370,081
Convertible Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, effective interest rate		0.00%
Convertible Unsecured Subordinated Debentures | Convertible Subordinated Debt
Debt Instrument [Line Items]
Long-term debt		$ 470,000	$ 971,000
Par value	$ 1,150,000,000
Maturity date	5.00%
Proceeds from issuance of debt			571,642,000	$ 266,889,000
Debt instrument, convertible, price per instrument (USD per debenture) | $ / instrument	1,000,000
interest expense		0	7,193,000
Debt instrument, convertible, number of equity instruments (in shares) | shares	108,490,566
Principle converted amount		$ 447,000	$ 855,691,000
Debt conversion, shares issued (in shares) | shares		56,926,000	108,370,081
Debt instrument, convertible debt, percentage of shares issued		0.999